Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Alternative Strategies Funds
Entity Central Index Key	0001535538
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class A
Trading Symbol	FAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$122	2.40%
[1],[2]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.40%
Net Assets	$ 570,657,731
Holdings Count | $ / shares	720	[3]
Investment Company Portfolio Turnover	113.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
[3]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class C
Trading Symbol	FASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$161	3.16%
[5],[6]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	3.16%
Net Assets	$ 570,657,731
Holdings Count | $ / shares	720	[7]
Investment Company Portfolio Turnover	113.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
[7]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class R
Trading Symbol	FSKKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$135	2.65%
[9],[10]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.65%
Net Assets	$ 570,657,731
Holdings Count | $ / shares	720	[11]
Investment Company Portfolio Turnover	113.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
[11]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Class R6
Trading Symbol	FASRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$108	2.12%
[13],[14]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.12%
Net Assets	$ 570,657,731
Holdings Count | $ / shares	720	[15]
Investment Company Portfolio Turnover	113.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
[15]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	K2 Alternative Strategies Fund
Class Name	Advisor Class
Trading Symbol	FABZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$110	2.16%
[17],[18]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.16%
Net Assets	$ 570,657,731
Holdings Count | $ / shares	720	[19]
Investment Company Portfolio Turnover	113.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
[19]
Holdings [Text Block]

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
Figures include the effect of gross notional exposure of derivatives.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
Figures include the effect of gross notional exposure of derivatives.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
Figures include the effect of gross notional exposure of derivatives.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
Figures include the effect of gross notional exposure of derivatives.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
Figures include the effect of gross notional exposure of derivatives.